Revenue - Revenue Recognition (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Revenue Recognition
Total Revenues	$ 87,311	$ 28,189
Drybulk Segment
Revenue Recognition
Voyage charter revenues	689	0
Time charter revenues	44,592	20,714
Total Revenues	45,281	20,714
Offshore Support Segment
Revenue Recognition
Voyage charter revenues	0	0
Time charter revenues	0	3,819
Total Revenues	0	3,819
Tanker Segment
Revenue Recognition
Voyage charter revenues	17,889	2,930
Time charter revenues	3,258	676
Total Revenues	21,147	3,606
Gas Carrier Segment
Revenue Recognition
Voyage charter revenues	0	0
Time charter revenues	20,883	50
Total Revenues	20,883	50
Consolidated
Revenue Recognition
Voyage charter revenues	18,578	2,930
Time charter revenues	68,733	25,259
Total Revenues	$ 87,311	$ 28,189